Loans from Third Parties (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Sep. 19, 2022 USD ($)	Sep. 18, 2022 USD ($)	Jul. 29, 2022 USD ($)	May 09, 2022 USD ($)	Feb. 17, 2022 USD ($)	Jan. 30, 2022 USD ($)	Oct. 21, 2021 USD ($)	Aug. 02, 2021 USD ($)	Aug. 01, 2021 USD ($)	Jul. 29, 2021 USD ($)	Jul. 04, 2021 USD ($)	May 09, 2021 USD ($)	Feb. 08, 2021 USD ($)	Feb. 08, 2021 CNY (¥)
Loans from Third Parties (Details) [Line Items]
Working capital loan								$ 101,500
Loan balance															$ 145,000
Borrowed amount															362,500	¥ 2.5
Repayment loan	$ 68,150
Sanya Guohong Municipal Projects Construction Co., Ltd. [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan														$ 766,500
Changshu Tongjiang Engineering Co., Ltd [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan												$ 219,660
Loan balance	145,000
Zhang Miao [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan															$ 156,900
Pen Jing [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan											$ 156,900
Annual interest											1.00%
Chen Guo [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan									$ 66,399
Loan balance	61,363
Annual interest									1.00%
Chai Guirong [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan										$ 313,800
Loan balance	145,000
Annual interest										1.00%
Chen Gang [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan			$ 72,500
Hainan Boxinda Science Technology Partnership [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan	48,720												$ 52,718
REIT Technology [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan							$ 62,350
Beijing REIT [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan				$ 72,500	$ 246,500	$ 10,500
Loans payable		$ 174,000
Yu Zhanfeng [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan	$ 246,500